May 23, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:        MPAM Funds Trust
               MPAM Large Cap Stock Fund
               MPAM Income Stock Fund
               MPAM Mid Cap Stock Fund
               MPAM Small Cap Stock Fund
               MPAM International Fund
               MPAM Emerging Markets Fund
               MPAM Bond Fund
               MPAM Intermediate Bond Fund
               MPAM Short-Term U.S. Government Securities Fund MPAM National Intermediate Municipal Bond Fund
               MPAM National Short-Term Municipal Bond Fund
               MPAM Pennsylvania Intermediate Municipal Bond Fund MPAM Massachusetts Intermediate Municipal Bond Fund MPAM Balanced Fund
               (collectively, the "Funds")
              1933 Act File No. 333-34844
              1940 Act File No. 811-09903

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for MPAM shares and Investor shares of the Funds, of the Prospectus for Dreyfus Premier shares of MPAM Mid Cap Stock Fund, MPAM National Intermediate Municipal Bond Fund and MPAM Massachusetts Intermediate Municipal Bond Fund and of the Funds' Statement of Additional Information does not differ from the form of each such document contained in the most recent Amendment to the Funds' Registration Statement that was filed electronically with the Securities and Exchange Commission on May 21, 2002 pursuant to Rule 485(b).

                                                     Very truly yours,
                                                     MPAM FUNDS TRUST

                                                     BY: /S/ JEFF PRUSNOFSKY
                                                     -----------------------
                                                     Jeff Prusnofsky
                                                     Secretary